Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 2,861	$ 891
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	891	809
Amortization of deferred financing costs and note discount	157	304
Share-based compensation expense	87	324
Acquisition earn-out adjustment		(110)
Deferred income taxes, net	686	265
Provision for doubtful accounts	25	5
Changes in operating assets and liabilities:
Accounts receivable	(5,853)	(503)
Inventory, net	2,945	(3,469)
Deferred costs	(382)	(746)
Prepaid expenses and other current assets	254	(148)
Other assets, net	(8)	21
Accounts payable	585	4,047
Accrued expenses and other current liabilities	294	275
Due to related parties	(90)	16
Operating lease liabilities	6	(163)
Deferred revenue	1,738	717
Net cash provided by operating activities	4,196	2,535
Cash flows from investing activities
Purchases of property and equipment	(93)	(175)
Cash paid for acquisitions, net of cash acquired	(3,409)	(500)
Net cash used in investing activities	(3,502)	(675)
Cash flows from financing activities
Repayment of term debt	(646)	(1,636)
Line of credit, net	(1,971)	(19)
Proceeds from issuance of term debt	1,361
Debt issuance costs	(53)	(36)
Proceeds from exercise of stock options		1
Net cash used in financing activities	(1,309)	(1,690)
Change in cash	(615)	170
Cash, beginning of year	2,620	2,450
Cash, end of year	2,005	2,620
Supplemental disclosures of cash flow information
Cash paid for interest	176	412
Cash paid for income taxes	64	113
Supplemental disclosure of non-cash activities
Earn-out related to acquisition of ExtenData	750
Leased assets obtained in exchange for new operating lease liabilities	$ 207	$ 527